Finance income and expenses	6 Months Ended
Jun. 30, 2020
Finance income and expenses
Finance income and expenses

Note 13 – Finance income and expenses

Finance income and expenses for the periods ended June 30, 2020 and 2019 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Finance income
Interest	$1.0	$1.2	$1.9	$1.9
	$1.0	$1.2	$1.9	$1.9
Finance expenses
Interest	$—	1.7	$0.3	$3.6
Standby charges	0.5	$0.6	1.0	0.9
Amortization of debt issue costs	0.3	0.2	0.5	0.4
Accretion of lease liabilities	—	—	0.1	0.1
	$0.8	$2.5	$1.9	$5.0